Portfolio of Investments July 31, 2026
NMCO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 167.5% (100.0% of Total Investments)
997999142 MUNICIPAL BONDS - 167.5% (100.0% of Total Investments) 997999142
ALABAMA - 5.6% (3.3% of Total Investments)
$ 395,000 (a) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375% 11/01/50 $ 433,411
20,925,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 21,422,653
8,100,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 7,818,509
3,676,699 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 3,726,343
TOTAL ALABAMA 33,400,916
ALASKA - 1.3% (0.8% of Total Investments)
7,765,000 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, (AMT) 5 .000 12/01/50 7,800,467
TOTAL ALASKA 7,800,467
ARIZONA - 3.2% (1.9% of Total Investments)
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,721,889
1,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 858,664
340,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4 .000 07/15/40 310,243
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .875 02/01/53 2,010,765
2,795,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 2,879,223
965,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 881,166
1,100,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,100,780
4,025,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 3,633,445
315,000 (b) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .500 10/01/51 258,733
555,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/35 555,003
280,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/55 226,584
745,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 596,000
50,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/49 45,879
380,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 349,344

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375% 10/01/56 $ 790,225
2,205,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 1,865,818
1,350,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 1,026,666
TOTAL ARIZONA 19,110,427
ARKANSAS - 2.1% (1.2% of Total Investments)
12,085,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 12,262,034
TOTAL ARKANSAS 12,262,034
CALIFORNIA - 8.5% (5.1% of Total Investments)
3,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4 .000 08/01/50 2,371,465
989,816 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 18,806
8,000,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 6,188,654
1,505,000 (e) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 251,007
1,485,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 1,502,794
4,000,000 (b) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 3,937,622
1,385,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,177,589
320,000 (b) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 287,535
4,850,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .200 06/01/44 4,801,808
1,410,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/50 1,189,701
1,200,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/59 960,371
1,000,000 (b),(f) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A, (Pre-refunded 6/01/28)
5 .000 06/01/60 1,034,086
4,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 4,000,254
3,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 3,018,153
15,000,000 (e) California Statewide Financing Authority, Tobacco Settlement
Asset-Backed Bonds, Pooled Tobacco Securitization Program,
Series 2006A
0 .000 06/01/46 3,885,513
1,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 864,651
2,500,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,729,061
18,500,000 (e) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 1,735,979

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 (b) HEART-SV, Housing Endowment and Regional Trust South
Valley, California, Essential Housing Revenue Bonds, Azara
Apartments LP, Series 2026A
5 .375% 06/01/61 $ 2,799,636
10,000,000 (e) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 5,018,667
615,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Lien Private Activity Series 2021A, (AMT)
5 .000 05/15/39 639,121
15,000,000 (e) Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 3,419,234
TOTAL CALIFORNIA 50,831,707
COLORADO - 27.1% (16.2% of Total Investments)
6,225,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 6,255,887
1,940,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 1,917,350
3,500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 3,567,648
3,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,974,803
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,568,415
961,000 (c) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 822,111
3,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 1,981,307
1,000,000 (d) Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7 .500 12/01/49 347,711
3,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 3,928,461
500,000 (b) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 502,836
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 453,638
2,000,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Axis International Academy Project,
Series 2025A
6 .000 07/01/55 2,014,871
3,145,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .250 03/15/52 2,967,320
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5 .000 07/01/36 500,113
9,275,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 9,680,894
3,520,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 3,275,268
6,650,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 5,910,594

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,000,000 (b),(d) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250% 12/01/55 $ 5,657,924
1,658,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 1,625,869
13,435,000 (e) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 8,048,618
1,000,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 985,127
1,750,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 1,770,497
980,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 997,381
14,000,000 (d) Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5 .750 12/01/49 13,902,774
750,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 748,434
500,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7 .000 08/15/52 509,308
1,000,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 772,505
2,000,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 2,087,435
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 506,510
1,000,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 943,244
2,320,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 2,328,895
515,000 (c) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 401,184
10,180,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 8,895,808
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,050,103
5,110,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 5,331,839
4,398,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 4,268,126
1,000,000 (e) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 649,810
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,502,858
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 5,152,104

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,900,000 (b) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750% 12/01/52 $ 8,986,308
7,375,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 7,523,081
6,500,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 6,501,091
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 1,045,159
860,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Subordinate Series 2025A - BAM Insured
6 .875 12/15/55 858,323
760,000 (c) Talon Pointe Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Refunding & Improvement Series 2019A
5 .250 12/01/51 524,824
2,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 1,757,454
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 741,732
4,750,000 (b) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 4,883,707
2,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,753,216
8,000,000 (b),(d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 5,767,282
2,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 1,757,829
3,500,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,607,250
TOTAL COLORADO 161,512,836
CONNECTICUT - 0.5% (0.3% of Total Investments)
500,000 (e) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/51 133,168
3,200,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 2,568,547
TOTAL CONNECTICUT 2,701,715
DISTRICT OF COLUMBIA - 3.6% (2.2% of Total Investments)
89,500,000 (e) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 19,520,800
3,335,000 (e) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0 .000 06/15/55 291,386
1,944,000 (b) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 1,658,410
TOTAL DISTRICT OF COLUMBIA 21,470,596
FLORIDA - 13.8% (8.2% of Total Investments)
2,490,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 2,525,698
140,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 136,997
100,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 89,488
100,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/49 81,951

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,454,368 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000% 06/15/55 $ 2,157,037
1,950,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 1,870,575
1,490,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 1,413,276
2,980,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 2,557,248
1,230,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,166,094
1,250,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .375 06/15/58 1,267,382
2,030,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 1,734,425
6,230,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2026A
7 .250 01/15/56 6,047,556
2,210,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/40 1,922,978
500,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 397,975
1,600,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .000 06/15/37 1,604,991
14,005,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,923,864
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 1,474,868
12,450,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 9,150,750
7,475,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 7,318,121
3,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 2,363,025
3,000,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10 .000 07/15/59 479,724
15,700,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/30/26)
1 .000 07/01/57 10,205,000
595,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 574,035
1,500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,401,263
2,000,000 (b) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .875 11/15/64 2,106,310
1,650,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/49 1,434,649
125,000 (b) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .900 05/01/54 123,688

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 255,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250% 06/15/27 $ 255,109
1,000,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 810,991
1,100,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .625 12/01/37 860,816
1,300,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 956,049
750,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021
4 .000 05/01/52 599,025
960,000 (b) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 1,086,264
750,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6 .375 06/01/65 756,836
2,365,000 (b) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 2,441,526
710,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .750 05/01/54 709,227
2,130,000 (e) Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/48 642,867
500,000 (e) Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/54 103,552
900,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6 .500 10/01/45 927,217
1,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6 .750 10/01/55 1,027,787
835,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5 .400 05/01/43 848,099
100,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .875 05/01/40 86,151
3,970,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 3,761,251
1,445,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 1,510,650
990,000 (b) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .875 05/01/45 1,015,246
TOTAL FLORIDA 81,927,631
GEORGIA - 4.5% (2.7% of Total Investments)
3,920,000 (d) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,593,283
500,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 507,522
1,250,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 562,500
7,030,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 3,163,500

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 18,430,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000% 01/01/40 $ 8,293,500
10,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 10,044,495
850,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5 .125 10/01/39 727,154
TOTAL GEORGIA 26,891,954
HAWAII - 0.2% (0.1% of Total Investments)
1,150,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,026,250
TOTAL HAWAII 1,026,250
IDAHO - 1.8% (1.1% of Total Investments)
9,600,000 (b) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 9,394,901
515,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5 .400 09/01/50 507,431
675,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5 .500 09/01/55 661,366
TOTAL IDAHO 10,563,698
ILLINOIS - 5.3% (3.2% of Total Investments)
2,750,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 2,769,686
1,530,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 1,482,761
1,520,000 (g) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 1,521,605
1,950,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,660,810
3,000,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .125 04/01/58 2,898,435
3,500,000 (a),(b) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 3,938,259
890,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 935,272
10,000,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0 .000 12/15/50 2,982,374
2,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 2,936,318
29,815,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 7,086,131
425,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/39 400,379
800,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/40 756,430
700,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/41 656,707
150,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4 .000 01/01/38 145,958
120,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4 .000 01/01/39 115,387
1,000,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 340,000
623,056 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/27 623,056
465,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5 .750 03/01/28 465,672
TOTAL ILLINOIS 31,715,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.2% (0.7% of Total Investments)
$ 135,000 (b) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5 .375% 01/01/40 $ 117,274
500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 548,231
1,005,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,033,867
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,033,812
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,084,054
1,000,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 977,582
2,505,000 (b) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 2,369,649
TOTAL INDIANA 7,164,469
IOWA - 0.2% (0.1% of Total Investments)
1,100,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 1,221,235
TOTAL IOWA 1,221,235
KANSAS - 1.1% (0.6% of Total Investments)
865,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 828,051
5,475,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 03/01/41 5,536,854
TOTAL KANSAS 6,364,905
LOUISIANA - 1.9% (1.1% of Total Investments)
845,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 764,336
260,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/58 226,405
1,800,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 1,549,995
2,000,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 1,657,078
2,630,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 2,574,509
235,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4 .000 04/01/50 241,669
15,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4 .000 04/01/50 12,889
1,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 949,622
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 250,000
200,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 217,272
1,235,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 1,321,649
800,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 856,149
695,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 754,986
TOTAL LOUISIANA 11,376,559

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 1.0% (0.6% of Total Investments)
$ 1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/36 $ 1,001,749
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 988,871
1,830,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000 07/01/43 1,860,817
2,000,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,996,364
TOTAL MARYLAND 5,847,801
MASSACHUSETTS - 0.9% (0.5% of Total Investments)
3,900,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5 .000 07/01/47 3,226,313
2,000,000 (b) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6 .500 07/15/60 2,031,831
TOTAL MASSACHUSETTS 5,258,144
MICHIGAN - 1.1% (0.6% of Total Investments)
1,845,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/44 1,763,977
74,130,000 (e) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 1,206,258
3,660,000 (b) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .500 05/01/50 3,323,132
TOTAL MICHIGAN 6,293,367
MINNESOTA - 1.3% (0.8% of Total Investments)
500,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/53 393,738
2,440,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/54 1,769,763
1,210,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 1,205,737
1,000,000 (b) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 869,561
130,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/52 88,031
30,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 25,530
1,335,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2025
5 .625 09/01/65 1,290,103
1,000,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
3 .950 03/01/50 672,597
1,885,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,734,679
TOTAL MINNESOTA 8,049,739
MISSOURI - 1.1% (0.7% of Total Investments)
2,900,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 2,900,755
1,750,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 1,654,614
2,000,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 1,957,134
TOTAL MISSOURI 6,512,503

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.4% (0.3% of Total Investments)
$ 8,407,601 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950% 02/15/38 $ 84
1,832,349 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
1,289,739 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 13
265,524 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 3
2,515,914 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 25
16,500,000 (b),(e) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 2,659,508
TOTAL NEVADA 2,659,651
NEW HAMPSHIRE - 1.1% (0.7% of Total Investments)
1,500,000 (b) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6 .375 03/15/46 1,577,376
4,947,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 4,948,975
TOTAL NEW HAMPSHIRE 6,526,351
NEW JERSEY - 2.1% (1.3% of Total Investments)
4,000,000 (b) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5 .000 10/01/39 3,071,756
1,500,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,499,934
3,000,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 3,150,354
5,332,382 (b) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 3,725,377
570,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 570,918
500,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 502,385
TOTAL NEW JERSEY 12,520,724
NEW MEXICO - 0.1% (0.1% of Total Investments)
792,000 (b) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 791,230
TOTAL NEW MEXICO 791,230
NEW YORK - 16.8% (10.0% of Total Investments)
250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 258,388
343,625 Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .625 11/01/34 274,900
2,910,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 2,532,947
1,590,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,286,288
705,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 724,256
36,150,000 (b),(e) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/01/60 951,360

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,760,000 (e) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000% 01/01/45 $ 1,486,882
18,500,000 (d) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 16,666,289
650,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 596,082
1,570,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 1,588,561
380,000 (b) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .875 07/01/52 371,700
625,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 539,803
2,500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 2,503,443
1,740,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,738,192
3,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .250 12/31/54 3,048,760
4,500,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 4,555,825
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 2,999,847
875,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 907,160
4,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 4,559,035
12,235,000 (g) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 12,322,908
310,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 312,385
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,886,933
4,730,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 4,701,004
4,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 5,195,723
10,000,000 (e) Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 816,511
2,950,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 2,543,816

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000% 01/01/33 $ 3,362,363
3,320,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 2,677,523
2,775,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 2,197,575
15,700,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 14,600,044
TOTAL NEW YORK 100,206,503
OHIO - 6.2% (3.7% of Total Investments)
86,735,000 (e) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 5,782,371
195,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 137,903
4,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 3,408,646
2,610,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental
Airlines Inc. Project, Series 1998, (AMT)
5 .375 09/15/27 2,613,482
6,575,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 6,549,374
2,865,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 2,866,505
140,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 119,552
500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 496,895
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,955,685
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/48 2,805,065
10,450,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 9,488,939
500,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6 .300 01/01/45 511,686
TOTAL OHIO 36,736,103
OKLAHOMA - 1.6% (0.9% of Total Investments)
975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 980,361
4,915,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 4,868,410
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 999,982
2,475,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 2,475,179
TOTAL OKLAHOMA 9,323,932

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.5% (0.3% of Total Investments)
$ 1,355,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750% 12/15/54 $ 1,263,912
2,000,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7 .000 12/15/60 1,885,362
100,000 (b) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/49 90,835
TOTAL OREGON 3,240,109
PENNSYLVANIA - 4.2% (2.5% of Total Investments)
1,125,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 1,125,839
300,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 314,153
2,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 2,154,280
162,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 169,567
4,170,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 3,919,340
2,084,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 1,585,149
4,430,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 4,249,926
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 940,517
2,350,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 2,297,327
3,555,000 (b) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,955,250
1,720,000 (b),(c),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 172
1,720,000 (b),(c),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 172
1,260,000 (c),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 126
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 1,047,822
545,000 (b) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 511,035
4,500,000 (b) Quakertown General Authority, Pennsylvania, Special
Assessment Obligation Bonds, Milford Village Project, Series
2025
6 .500 03/01/55 4,717,439
TOTAL PENNSYLVANIA 24,988,114
PUERTO RICO - 9.0% (5.4% of Total Investments)
130,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 88,305
4,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 2,661
1,120,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 744,933
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 1,985
465,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 307,726

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250% 07/01/31 $ 662
345,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 228,312
500,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/28 329,138
100,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 65,894
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/27 660,960
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
10 .000 01/01/27 640,762
2,070,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 1,377,999
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/27 1,977
3,750,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 2,476,429
310,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 208,358
1,860,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 1,248,470
190,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 125,197
370,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 243,804
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 16,457
2,995,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 1,981,585
4,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 2,633,100
400,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/26 262,810
5,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 3,292,667
10,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 6,618,893
3,170,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 2,134,981
9,202,046 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 3,365,058
7,550,338 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 2,006,164
9,029,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 8,688,550
1 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 1
239,593 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 258,675
18,533,027 (e) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 13,474,380
378 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 370
182,567 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 171,262
11,639 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 10,535
TOTAL PUERTO RICO 53,669,060

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.7% (1.0% of Total Investments)
$ 600,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000% 01/01/55 $ 497,075
1,305,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 1,267,587
2,135,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7 .150 08/15/55 2,204,778
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 6,020,768
TOTAL SOUTH CAROLINA 9,990,208
TENNESSEE - 0.6% (0.3% of Total Investments)
1,000,000 (b),(e) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 753,646
1,000,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 670,474
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,002,918
TOTAL TENNESSEE 3,427,038
TEXAS - 7.6% (4.5% of Total Investments)
2,120,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 1,644,722
4,785,000 (b) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 4,042,001
3,000,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6 .375 02/15/52 2,893,125
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/31 500,824
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 500,636
475,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/29 475,831
850,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 848,735
1,150,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 879,775
2,065,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 1,548,750
1,350,000 (b) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .750 08/15/54 1,363,746
1,000,000 (b) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
5 .750 09/15/45 1,031,725
1,645,000 (b) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,671,938
520,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 471,102
70,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 70,000
445,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 445,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,252,120 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380% 11/15/61 $ 2,084,035
7,730,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 7,238,764
5,000,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 4,825,817
110,000 (b) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .375 09/01/50 108,452
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .250 01/01/54 910,480
1,970,000 (b) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7 .500 09/15/54 2,028,522
1,000,000 (c) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6 .375 02/15/41 833,750
4,575,000 (c) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6 .375 02/15/52 3,814,406
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,879,569
TOTAL TEXAS 45,111,705
UTAH - 5.3% (3.2% of Total Investments)
6,890,000 (b) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 6,944,962
1,000,000 (b),(d) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6 .750 07/01/44 824,323
2,880,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 2,956,914
2,000,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .625 03/01/51 2,004,011
13,925,000 (g) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5 .000 07/01/42 13,998,509
7,065,000 (d) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000 03/01/56 5,039,463
TOTAL UTAH 31,768,182
VIRGIN ISLANDS - 2.6% (1.6% of Total Investments)
5,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 5,460,741
575,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 575,090
7,625,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 7,644,738
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 500,735
1,400,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 1,363,127
TOTAL VIRGIN ISLANDS 15,544,431

Portfolio of Investments July 31, 2026
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.6% (1.0% of Total Investments)
$ 440,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750% 12/01/53 $ 476,973
3,000,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 3,002,023
4,880,000 (a) Roanoke County Economic Development Authority,
Virginia,  Residential Care Facility Revenue Bonds, Refunding
Friendship Richfield Living LLC Series 2024, (Mandatory Put
9/01/35)
5 .500 09/01/58 4,758,899
1,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,092,003
657,954 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 394,772
TOTAL VIRGINIA 9,724,670
WASHINGTON - 1.4% (0.8% of Total Investments)
4,250,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 4,353,841
2,980,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/61 3,040,439
1,000,000 (b) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Rockwood Retirement Communities
Project, Series 2020A
5 .000 01/01/51 897,020
TOTAL WASHINGTON 8,291,300
WEST VIRGINIA - 0.7% (0.4% of Total Investments)
1,000,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250 06/01/53 973,488
625,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 629,840
2,580,000 (b),(d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 576,886
2,195,000 (b) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 2,291,282
TOTAL WEST VIRGINIA 4,471,496
WISCONSIN - 16.7% (10.0% of Total Investments)
10,000,000 (e),(g) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 2,403,036
750,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5 .000 06/01/40 678,655
1,340,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5 .000 06/01/49 1,121,816
365,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 299,757
4,420,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 4,092,158
2,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 1,826,989
2,815,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 2,275,611

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,315,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000% 06/15/52 $ 2,889,561
1,570,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 1,519,751
1,250,000 (b) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 1,260,218
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/48 486,560
825,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/54 734,215
2,000,000 (b),(c) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 993,149
200,000 (b) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 203,225
16,070,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 11,731,100
2,500,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .770 12/01/37 1,950,000
2,555,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .915 12/01/42 1,992,900
20,915,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 16,313,700
2,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 2,012,935
1,000,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
1,765,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,783,296
2,000,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 1,400,000
35,000 (b),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/50 37,256
1,400,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6 .500 12/01/55 1,437,290
5,885,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 2,648,250
250,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 112,500
8,735,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 3,930,750
210,000 (c),(h) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 21
5,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,691,666
4,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 4,647,122
13,015,000 (g) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 13,440,508
5,190,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/50 1,536,854

Portfolio of Investments July 31, 2026
(continued)
NMCO

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 875,000 (e),(f) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000% 12/15/60 $ 228,283
3,625,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 611,878
500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .000 10/01/54 515,820
3,165,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 3,170,124
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/51 853,177
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/46 2,874,001
TOTAL WISCONSIN 99,704,142
TOTAL MUNICIPAL BONDS
(Cost $1,092,408,143) 997,999,142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 32
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
321,690 (c),(h),(i) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
6,915 WARRANTS - 0.0% (0.0% of Total Investments) 6,915
TRANSPORTATION - 0.0% (0.0% of Total Investments)
13,830 (h) BL Train Holdings West LLC 11/26/35 6,915
TOTAL TRANSPORTATION 6,915
TOTAL WARRANTS
(Cost $0) 6,915
TOTAL LONG-TERM INVESTMENTS
(Cost $1,092,729,833) 998,006,089
FLOATING RATE OBLIGATIONS - (5.5)% (32,970,000)
MFP SHARES, NET - (67.7)%(j) (403,478,588)
OTHER ASSETS & LIABILITIES, NET -  5.7% 34,171,518
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 595,729,019
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $387,845,337 or 38.9% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(j) MFP Shares, Net as a percentage of Total Investments is 40.4%.
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 997,998,651 $ 491 $ 997,999,142
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 6,915 6,915
$ – $ 997,998,651 $ 7,438 $ 998,006,089
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 32,970,000 $ – $ 32,970,000
MFP Shares, Net – 403,478,588 – 403,478,588
$ – $ 436,448,588 $ – $ 436,448,588
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 14,389,249 $ – $ 14,389,249
$ – $ 14,389,249 $ – $ 14,389,249